SHARE-BASED COMPENSATION (Option Activity) (Details)	6 Months Ended
	Jun. 30, 2017 USD ($) $ / shares shares
Number of options
Options and RSUs outstanding at beginning of period	2,494,828
Options granted	102,966	[1]
RSUs granted	298,694	[2]
Options exercised
RSUs vested
RSUs forfeited	(525)
Options forfeited	(36,073)
Options and RSUs outstanding at end of period	2,859,890
Options exercisable at end of period	1,424,389
Weighted average of exercise price
Outstanding at the beginning of the year | $ / shares	$ 3.92
Granted | $ / shares	2.08
Exercised | $ / shares
Forfeited | $ / shares	3.21
Outstanding at the end of the year | $ / shares	3.84	[3]
Exercisable at the end of the year | $ / shares	$ 4.01
Average remaining contractual life
Outstanding at beginning of period	7 years 4 months 20 days	[4]
Outstanding at end of period	7 years 18 days	[4]
Exercisable at end of period	6 years 2 months 16 days	[4]
Aggregate intrinsic value
Exercisable at end of period | $		[2]

[1]	Includes 60,484 options granted to a director
[2]	Includes 261,344 RSUs granted to certain officers and directors.
[3]	Based on 2,561,721 outstanding options at June 30, 2017.
[4]	Calculation of weighted average remaining contractual term does not include the RSUs that were granted, which have an indefinite contractual term.